DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF SUBSIDIARIES
3.	DISPOSAL OF SUBSIDIARIES

Disposals for the year ended December 31, 2017

In 2017, the Group sold its asset management business, its peer-to-peer platform and its labour outsourcing business, all of which were non-core to the Group’s business, to third parties. The Group received a total consideration of RMB284,550,000 and recognized a total gain of RMB6,060,758 related to the sale. Since the disposal of the subsidiaries did not represent a strategic shift that would have a major effect on the Group’s operations and financial results, it was not reflected as discontinued operations.

Effect of disposal on the financial position of the Group

Aggregated carrying value as of the disposal dates
RMB

Cash and cash equivalents	10,532,048
Loans principal, interest and financing service fee receivables	28,221,115
Available-for-sale investments	33,616,143
Interest in equity method investee	20,450,000
Property and equipment	3,653,157
Intangible assets and goodwill	23,333
Deferred tax assets	12,779,966
Other assets	320,606,280

Accrued employee benefits	(2,294,431)
Income tax payable	(14,785,506)
Other liabilities	(134,312,863)

Net assets and liabilities	278,489,242